Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income/(loss)	$ (1,703)	$ 1,075	$ (5,813)	$ 3,505	$ (19,243)
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Depreciation	1,373	1,435	5,768	5,710	5,446
Amortization of special survey costs	18	62	236	174	203
Amortization of financing costs	38	43	164	173	136
Bad debt provisions	181
Vessel impairment charge			3,998		16,930
Stock compensation				143
Changes in assets and liabilities:
Inventories	110	34	(590)	321	(482)
Trade receivables, net	(1,468)	(17)	(1,226)	748	(131)
Due from related parties		(10)
Prepayments and other assets	2	147	321	(107)	(217)
Special surveys cost			(364)	(888)	(469)
Accounts payable		(445)	2,012	532	328
Due to related parties	3,071	(121)	1,832	(10)	3,353
Hire collected in advance	31	(1,139)	(1,714)	1,650	(421)
Accrued and other liabilities	150	(86)	(178)	415	(71)
Net cash provided by operating activities	1,803	978	4,446	12,366	5,362
Cash flows from investing activities:
Advances for vessel acquisition				(18,766)	(6,923)
Additions to vessel cost					(233)
Net cash provided by (used in) investing activities				(18,766)	(7,156)
Cash flows from financing activities:
Proceeds from long-term debt				21,000
Repayment of long-term debt	(2,121)	(2,121)	(7,263)	(6,863)	(6,183)
Issuance of promissory note				2,500
Issuance of common stock				10
Change in restricted cash			(500)	(3,500)
Proceeds from equity contributions					6,424
Paid-in capital re-imbursement / distribution				(1,248)
Payment of financing costs			(22)	(279)
Expenses for Merger				(1,745)
Net cash provided by / (used in) financing activities	(2,121)	(2,121)	(7,785)	9,875	241
Net increase / (decrease) in cash and cash equivalents	(318)	(1,143)	(3,339)	3,475	(1,553)
Cash and cash equivalents at the beginning of the period	783	4,122	4,122	647	2,200
Cash and cash equivalents at the end of the period	$ 465	$ 2,979	783	4,122	647
SUPPLEMENTAL INFORMATION:
Cash paid for interest, net of amounts capitalized			$ 2,779	$ 2,191	$ 1,788